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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        CERTIFIED SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file
number                                  811-21048
       -------------------------------------------------------------------------


                       AIM Select Real Estate Income Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



               11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


       Robert H. Graham 11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:    (713)626-1919
                                                    -------------------

Date of fiscal year end:    12/31
                         ------------------

Date of reporting period:   03/31/05
                          ------------------

Item 1.  Schedule of Investments.

                       AIM SELECT REAL ESTATE INCOME FUND
            Quarterly Schedule of Portfolio Holdings o March 31, 2005



YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                          --Registered Trademark--

AIMinvestments.com             SREI-QTR-1 3/05              A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
March 31, 2005
(Unaudited)


                                                                                                         MARKET
                                                                                        SHARES           VALUE
------------------------------------------------------------------------------------------------------------------


REAL ESTATE INVESTMENT TRUSTS,
COMMON STOCKS & OTHER EQUITY
INTERESTS--73.88%

APARTMENTS--4.52%

American Campus Communities, Inc.                                                         350,000     $  7,350,000
------------------------------------------------------------------------------------------------------------------
Amli Residential Properties Trust                                                         170,900        4,680,951
------------------------------------------------------------------------------------------------------------------
Apartment Investment & Management Co.-Class A                                              75,000        2,790,000
------------------------------------------------------------------------------------------------------------------
Education Realty Trust, Inc. (a)                                                          221,500        3,683,545
------------------------------------------------------------------------------------------------------------------
Gables Residential Trust                                                                  243,600        8,111,880
------------------------------------------------------------------------------------------------------------------
GMH Communities Trust                                                                     161,300        1,888,823
------------------------------------------------------------------------------------------------------------------
Home Properties, Inc.                                                                     100,000        3,880,000
------------------------------------------------------------------------------------------------------------------
Mid-America Apartment Communities, Inc.                                                    61,000        2,226,500
------------------------------------------------------------------------------------------------------------------
Town & Country Trust                                                                      267,900        7,085,955
==================================================================================================================
                                                                                                        41,697,654
==================================================================================================================

DIVERSIFIED--9.44%

AEW Real Estate Income Fund                                                               100,000        1,716,000
------------------------------------------------------------------------------------------------------------------
Colonial Properties Trust                                                                 795,578       30,558,151
------------------------------------------------------------------------------------------------------------------
Crescent Real Estate Equities Co.                                                         498,300        8,142,222
------------------------------------------------------------------------------------------------------------------
iStar Financial Inc.                                                                      719,400       29,624,892
------------------------------------------------------------------------------------------------------------------
Lexington Corporate Properties Trust                                                      343,900        7,545,166
------------------------------------------------------------------------------------------------------------------
Neuberger Berman Realty Income Fund Inc.                                                  189,600        3,139,776
------------------------------------------------------------------------------------------------------------------
Nuveen Real Estate Income Fund                                                             77,400        1,399,392
------------------------------------------------------------------------------------------------------------------
Real Estate Income Fund, Inc.                                                             157,000        2,623,470
------------------------------------------------------------------------------------------------------------------
Scudder RREEF Real Estate Fund, Inc.                                                      120,700        2,345,201
==================================================================================================================
                                                                                                        87,094,270
==================================================================================================================

FREESTANDING--4.11%

Commercial Net Lease Realty                                                             1,546,000       28,523,700
------------------------------------------------------------------------------------------------------------------
Getty Realty Corp.                                                                        366,000        9,351,300
==================================================================================================================
                                                                                                        37,875,000
==================================================================================================================

HEALTHCARE--18.69%

Health Care Property Investors, Inc.                                                    1,296,300       30,424,161
------------------------------------------------------------------------------------------------------------------
Health Care REIT, Inc.                                                                    945,800       30,265,600
------------------------------------------------------------------------------------------------------------------
Healthcare Realty Trust, Inc.                                                           1,104,600       40,251,624
------------------------------------------------------------------------------------------------------------------
LTC Properties, Inc.                                                                      135,600        2,352,660
------------------------------------------------------------------------------------------------------------------
Nationwide Health Properties, Inc.                                                      1,556,300       31,452,823
------------------------------------------------------------------------------------------------------------------
Omega Healthcare Investors, Inc.                                                          785,900        8,629,182
------------------------------------------------------------------------------------------------------------------
Senior Housing Properties Trust                                                         1,611,900       26,886,492
------------------------------------------------------------------------------------------------------------------
Universal Health Realty Income Trust                                                       75,000        2,118,750
==================================================================================================================
                                                                                                       172,381,292
==================================================================================================================

                                                                                                         MARKET
                                                                                        SHARES           VALUE
------------------------------------------------------------------------------------------------------------------
INDUSTRIAL PROPERTIES--1.82%

First Industrial Realty Trust, Inc.                                                       444,500     $ 16,815,435
==================================================================================================================

INDUSTRIAL/OFFICE MIXED--2.63%

Duke Realty Corp.                                                                         200,000        5,970,000
------------------------------------------------------------------------------------------------------------------
Liberty Property Trust                                                                    428,200       16,721,210
------------------------------------------------------------------------------------------------------------------
Mission West Properties Inc.                                                              150,000        1,590,000
==================================================================================================================
                                                                                                        24,281,210
==================================================================================================================

LODGING-RESORTS--2.58%

Hospitality Properties Trust                                                              590,400       23,840,352
==================================================================================================================

OFFICE PROPERTIES--18.86%

American Financial Realty Trust                                                         1,021,000       14,937,230
------------------------------------------------------------------------------------------------------------------
Arden Realty, Inc.                                                                        781,500       26,453,775
------------------------------------------------------------------------------------------------------------------
BioMed Realty Trust, Inc.                                                                 187,500        3,862,500
------------------------------------------------------------------------------------------------------------------
Brandywine Realty Trust                                                                   463,800       13,171,920
------------------------------------------------------------------------------------------------------------------
CarrAmerica Realty Corp.                                                                  475,400       14,998,870
------------------------------------------------------------------------------------------------------------------
CRT Properties, Inc.                                                                      158,300        3,447,774
------------------------------------------------------------------------------------------------------------------
Digital Realty Trust, Inc.                                                                200,000        2,874,000
------------------------------------------------------------------------------------------------------------------
Equity Office Properties Trust                                                            300,000        9,039,000
------------------------------------------------------------------------------------------------------------------
Glenborough Realty Trust Inc.                                                             451,700        8,636,504
------------------------------------------------------------------------------------------------------------------
Highwoods Properties, Inc.                                                                369,400        9,907,308
------------------------------------------------------------------------------------------------------------------
HRPT Properties Trust                                                                   1,137,300       13,545,243
------------------------------------------------------------------------------------------------------------------
Mack-Cali Realty Corp.                                                                    619,100       26,218,885
------------------------------------------------------------------------------------------------------------------
Maguire Properties, Inc.                                                                  543,400       12,976,392
------------------------------------------------------------------------------------------------------------------
Prentiss Properties Trust                                                                 407,900       13,933,864
==================================================================================================================
                                                                                                       174,003,265
==================================================================================================================

REGIONAL MALLS--1.43%

Glimcher Realty Trust                                                                     555,400       13,162,980
==================================================================================================================

SELF STORAGE FACILITIES--2.43%

Extra Space Storage Inc.                                                                  312,100        4,213,350
------------------------------------------------------------------------------------------------------------------
Public Storage, Inc.-Series A Dep. Shares                                                 165,700        4,642,914
------------------------------------------------------------------------------------------------------------------
Sovran Self Storage, Inc.                                                                 272,300       10,791,249
------------------------------------------------------------------------------------------------------------------
U-Store-It Trust                                                                          160,000        2,784,000
==================================================================================================================
                                                                                                        22,431,513
==================================================================================================================

SHOPPING CENTERS--6.73%

Cedar Shopping Centers Inc.                                                               100,000        1,424,000
------------------------------------------------------------------------------------------------------------------
Heritage Property Investment Trust                                                        501,400       14,881,552
------------------------------------------------------------------------------------------------------------------
Inland Real Estate Corp.                                                                  547,000        8,221,410
------------------------------------------------------------------------------------------------------------------
New Plan Excel Realty Trust (b)                                                         1,396,100       35,056,071
------------------------------------------------------------------------------------------------------------------
Ramco-Gershenson Properties Trust                                                          91,500        2,484,225
==================================================================================================================
                                                                                                        62,067,258
==================================================================================================================

                                                                                                         MARKET
                                                                                        SHARES           VALUE
------------------------------------------------------------------------------------------------------------------
SPECIALTY PROPERTIES--0.64%

Entertainment Properties Trust                                                             89,400     $  3,703,842
------------------------------------------------------------------------------------------------------------------
Spirit Finance Corp. (a)                                                                  198,400        2,154,624
==================================================================================================================
                                                                                                         5,858,466
==================================================================================================================
Total Real Estate Investment Trusts, Common Stocks & Other
Equity Interests (Cost $543,990,261)                                                                   681,508,695
==================================================================================================================

PREFERRED STOCKS--26.12%

APARTMENTS--2.77%

Apartment Investment & Management Co.-Series T, 8.00%                                     200,000        4,942,000
------------------------------------------------------------------------------------------------------------------
BRE Properties, Inc.
     Series B, 8.08%                                                                      200,000        5,162,000
------------------------------------------------------------------------------------------------------------------
     Series D, 6.75%                                                                      200,000        4,814,000
------------------------------------------------------------------------------------------------------------------
Equity Residential-Series K, 8.29%(c)                                                       4,200          242,419
------------------------------------------------------------------------------------------------------------------
Mid-America Apartment Communities, Inc.
     Series F, 9.25%                                                                       47,000        1,252,550
------------------------------------------------------------------------------------------------------------------
     Series H, 8.30%                                                                      195,000        5,011,500
------------------------------------------------------------------------------------------------------------------
Post Properties, Inc.-Series A, 8.50%                                                      71,700        4,158,600
==================================================================================================================
                                                                                                        25,583,069
==================================================================================================================

DIVERSIFIED--3.30%

Colonial Properties Trust-Series D, 8.13%                                                 200,000        5,064,000
------------------------------------------------------------------------------------------------------------------
Cousins Properties Inc.
     Series A, 7.75%                                                                      400,000       10,100,000
------------------------------------------------------------------------------------------------------------------
     Series B, 7.50%                                                                      100,000        2,500,000
------------------------------------------------------------------------------------------------------------------
Crescent Real Estate Equities Co.-Series B, 9.50%                                          51,400        1,369,810
------------------------------------------------------------------------------------------------------------------
iStar Financial Inc.-Series E, 7.88%                                                      185,000        4,702,700
------------------------------------------------------------------------------------------------------------------
Lexington Corporate Properties Trust-Series B, 8.05%                                       70,000        1,832,600
------------------------------------------------------------------------------------------------------------------
Vornado Realty Trust-Series F, 6.75%                                                      200,000        4,812,000
==================================================================================================================
                                                                                                        30,381,110
==================================================================================================================

HEALTHCARE--1.54%

Health Care Property Investors, Inc.-Series F, 7.10%                                      360,000        9,018,000
------------------------------------------------------------------------------------------------------------------
Omega Healthcare Investors, Inc.-Series D, 8.38%                                          200,000        5,200,000
==================================================================================================================
                                                                                                        14,218,000
==================================================================================================================

INDUSTRIAL PROPERTIES--0.45%

EastGroup Properties, Inc.-Series D, 7.95%                                                160,000        4,091,200
------------------------------------------------------------------------------------------------------------------
ProLogis-Series C, 8.54% (c)                                                                  950           57,386
==================================================================================================================
                                                                                                         4,148,586
==================================================================================================================

INDUSTRIAL/OFFICE MIXED--0.80%

Bedford Property Investors, Inc.
     Series A, 8.75% (c)                                                                   60,000        2,947,500
------------------------------------------------------------------------------------------------------------------
     Series B, 7.63%                                                                      139,200        3,466,080
------------------------------------------------------------------------------------------------------------------
Duke Realty Corp.-Series B, 7.99% (c)                                                      10,000          511,563
------------------------------------------------------------------------------------------------------------------
PS Business Parks, Inc.-Series F, 8.75%                                                    16,000          417,600
==================================================================================================================
                                                                                                         7,342,743
==================================================================================================================

                                                                                                         MARKET
                                                                                        SHARES           VALUE
------------------------------------------------------------------------------------------------------------------
LODGING-RESORTS--1.87%

FelCor Lodging Trust Inc.-Series B, 9.00%                                                   3,046     $     78,282
------------------------------------------------------------------------------------------------------------------
Hilton Hotels Corp., 8.00%                                                                 45,000        1,153,350
------------------------------------------------------------------------------------------------------------------
Hospitality Properties Trust-Series B, 8.88%                                              450,000       12,028,500
------------------------------------------------------------------------------------------------------------------
Innkeepers USA Trust-Series C, 8.00%                                                       80,000        2,008,000
------------------------------------------------------------------------------------------------------------------
LaSalle Hotel Properties
     Series A, 10.25%                                                                      36,300          969,210
------------------------------------------------------------------------------------------------------------------
     Series B, 8.38%                                                                       40,000        1,022,400
==================================================================================================================
                                                                                                        17,259,742
==================================================================================================================

MANUFACTURED HOMES--0.11%

Affordable Residential Communities-Series A, 8.25%                                         40,000        1,004,000
==================================================================================================================

OFFICE PROPERTIES--3.93%

Alexandria Real Estate Equities, Inc.-Series B, 9.10%                                       5,600          147,336
------------------------------------------------------------------------------------------------------------------
Corporate Office Properties Trust-Series G, 8.00%                                         300,000        7,530,000
------------------------------------------------------------------------------------------------------------------
CRT Properties, Inc.-Series A, 8.50%                                                      120,000        3,120,000
------------------------------------------------------------------------------------------------------------------
Glenborough Realty Trust Inc.-Series A, $1.94 Conv.                                        25,245          641,223
------------------------------------------------------------------------------------------------------------------
Highwoods Properties, Inc.-Series B, 8.00%                                                 31,500          788,130
------------------------------------------------------------------------------------------------------------------
HRPT Properties Trust
     Series A, 9.88%                                                                       42,000        1,099,980
------------------------------------------------------------------------------------------------------------------
     Series B, 8.75%                                                                      510,000       13,632,300
------------------------------------------------------------------------------------------------------------------
Kilroy Realty Corp.
     Series E, 7.80%                                                                       51,600        1,297,740
------------------------------------------------------------------------------------------------------------------
     Series F, 7.50%                                                                      200,000        4,960,000
------------------------------------------------------------------------------------------------------------------
SL Green Realty Corp.-Series C, 7.63%                                                     120,000        3,042,000
==================================================================================================================
                                                                                                        36,258,709
==================================================================================================================

REGIONAL MALLS--9.31%

CBL & Associates Properties, Inc.
     Series B, 8.75%                                                                      315,000       16,902,900
------------------------------------------------------------------------------------------------------------------
     Series C, 7.75%                                                                      400,000       10,200,000
------------------------------------------------------------------------------------------------------------------
     Series D, 7.38%                                                                      200,000        4,944,000
------------------------------------------------------------------------------------------------------------------
Glimcher Realty Trust
     Series F, 8.75%                                                                       80,000        2,080,000
------------------------------------------------------------------------------------------------------------------
     Series G, 8.13%                                                                      134,600        3,378,460
------------------------------------------------------------------------------------------------------------------
Mills Corp. (The)
     Series B, 9.00%                                                                      650,000       17,160,000
------------------------------------------------------------------------------------------------------------------
     Series C, 9.00%                                                                      450,000       11,772,000
------------------------------------------------------------------------------------------------------------------
     Series E, 8.75%                                                                      600,000       15,672,000
------------------------------------------------------------------------------------------------------------------
Taubman Centers, Inc.
     Series A, 8.30%                                                                       29,000          731,380
------------------------------------------------------------------------------------------------------------------
     Series G, 8.00%                                                                      116,200        3,009,580
==================================================================================================================
                                                                                                        85,850,320
==================================================================================================================

                                                                                                         MARKET
                                                                                        SHARES           VALUE
------------------------------------------------------------------------------------------------------------------
SHOPPING CENTERS--1.11%

Developers Diversified Realty Corp.-Class F, 8.60%                                        229,700     $  6,038,813
------------------------------------------------------------------------------------------------------------------
Federal Realty Investment Trust-Series B, 8.50%                                            70,600        1,870,900
------------------------------------------------------------------------------------------------------------------
Ramco-Gershenson Properties Trust-Series B, 9.50%                                          40,000        1,074,000
------------------------------------------------------------------------------------------------------------------
Saul Centers, Inc.-Series A, 8.00%                                                         50,000        1,268,000
==================================================================================================================
                                                                                                        10,251,713
==================================================================================================================

SPECIALTY PROPERTIES--0.93%

Capital Automotive REIT-Series A, 7.50%                                                   200,000        4,950,000
------------------------------------------------------------------------------------------------------------------
Entertainment Properties Trust-Series A, 9.50%                                            138,900        3,660,015
==================================================================================================================
                                                                                                         8,610,015
==================================================================================================================
Total Preferred Stocks (Cost $233,282,357)                                                             240,908,007
==================================================================================================================
TOTAL INVESTMENTS--100.00%
(Cost $777,272,618)                                                                                   $922,416,702
__________________________________________________________________________________________________________________
==================================================================================================================

Investment Abbreviations:

Conv.                                            Convertible
Dep.                                             Depositary
REIT                                             Real Estate Investment Trust

Notes to Schedule of Investments:

(a)      Non-income producing security.

(b) A portion of the market value was pledged as collateral to cover margin requirements for open interest rate swap transactions. See Note 1C and
         Note 4.

(c) Security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate market value of these securities at March 31, 2005 was $3,758,868, which represented 0.41% of the Fund's Total Investments. See Note 1A.

         See accompanying notes which are an integral part of this schedule.

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
March 31, 2005
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

          Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Interest rate swap transactions are marked to market daily based upon quotations from market makers. The market value of interest rate swaps is based on pricing models that consider the time value of money, volatility, the current market and contractual prices of the underlying financial instrument.

          Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

          Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available timely from the REIT, the recharacterization will be based on available information which may include the previous year's allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital in the Statement of Changes in Net Assets. These recharacterizations are reflected in the accompanying financial statements.

C. INTEREST RATE SWAP TRANSACTIONS -- The Fund may enter into interest rate swap transactions in order to reduce the risk that the cost of leveraging by the Fund will exceed the returns realized by the Fund on the leverage proceeds. The Fund uses interest rate swap transactions in connection with the sale of Preferred Shares. In an interest rate swap, the Fund agrees to pay to the other party to the swap (which is known as the "counterparty") a fixed rate payment, and the counterparty agrees to pay to the Fund a variable rate payment. The variable rate payment is intended to approximate all or a portion of the Fund's dividend payment obligation on Preferred Shares or interest payment obligation on any variable rate borrowings. The payment obligations are based on the notional amount of the swap. The Fund has segregated liquid securities in a separate account having a value at least equal to the Fund's net payment obligations under any swap transaction. Interest rate swap transactions are marked to market daily.

          Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates.

          The Fund records periodic payments made under interest rate swap agreements as a component of realized gain (loss) in the Statement of Operations.

NOTE 2--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission and approved procedures by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the three months ended March 31, 2005.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                    MARKET                       PROCEEDS         UNREALIZED       MARKET
                    VALUE        PURCHASES         FROM          APPRECIATION       VALUE         DIVIDEND       REALIZED
FUND               12/31/04       AT COST          SALES        (DEPRECIATION)     03/31/05        INCOME       GAIN (LOSS)
---------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-
Intstitutional
Class            $  2,872,828   $  8,646,074    $(11,518,902)   $           --   $         --   $     20,039   $         --
---------------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio-
Intstitutional
Class               2,872,828      8,646,074     (11,518,902)               --             --         20,664             --
===========================================================================================================================
                 $  5,745,656   $ 17,292,148    $(23,037,804)   $           --   $         --   $     40,703   $         --
___________________________________________________________________________________________________________________________
===========================================================================================================================

NOTE 3--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the three months ended March 31, 2005 was $32,890,982 and $25,709,651, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

     UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-----------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities               $    145,404,498
-----------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                   (1,996,709)
=========================================================================================
Net unrealized appreciation of investment securities                     $    143,407,789
_________________________________________________________________________________________
=========================================================================================
Cost of investments for tax purposes is $779,008,913.

NOTE 4--INTEREST RATE SWAP AGREEMENTS

The Fund has entered into interest rate swap agreements. Under the agreements, the Fund receives a floating rate of interest income and pays a fixed rate of interest on the notional values of the swaps to the agreement counterparty. At March 31, 2005, the Fund had open interest rate swap agreements as follows:

                                                                    FLOATING
                                                                     RATE*                                UNREALIZED
                                                                  (RATE RESET                            APPRECIATION
                         NOTIONAL AMOUNT       FIXED RATE           MONTHLY)        TERMINATION DATE    (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------------

Citibank, N.A.            $   40,000,000             3.5000%             2.8500%           09/19/07     $      666,134
----------------------------------------------------------------------------------------------------------------------
Citibank, N.A.                42,000,000             4.6325%             2.7160%           08/02/09           (313,502)
----------------------------------------------------------------------------------------------------------------------
Citibank, N.A.                40,000,000             4.4500%             2.6900%           03/01/12           (484,031)
----------------------------------------------------------------------------------------------------------------------
Merrill Lynch Capital
Services, Inc.                30,000,000             3.6000%             2.8000%           09/12/07            428,698
======================================================================================================================
                                                                                                        $      297,299
______________________________________________________________________________________________________________________
======================================================================================================================

* Based on 30 day London Interbank Offered Rate (LIBOR).

Item 2. Controls and Procedures.

     (a) As of March 16, 2005, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officers ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 ("Act"), as amended. Based on that evaluation, the Registrant's officers, including the PFO and PEO, concluded that, as of March 16, 2005, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

     (b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

         Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  AIM Select Real Estate Income Fund

By:      /s/ ROBERT H. GRAHAM
         -------------------------------------
         Robert H. Graham
         Principal Executive Officer

Date:    May 27, 2005


Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:      /s/ ROBERT H. GRAHAM
         -------------------------------------
         Robert H. Graham
         Principal Executive Officer

Date:    May 27, 2005


By:      /s/ SIDNEY M. DILGREN
         -------------------------------------
         Sidney M. Dilgren
         Principal Financial Officer

Date:    May 27, 2005

                                  EXHIBIT INDEX


Certifications of Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.